CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 52,232,000	$ 36,854,000
Time deposits	89,000	410,000
Restricted cash	42,145,000	23,852,000
Short-term investments	23,720,000
Amount due from an equity investee	218,000	155,000
Accounts receivable, net of allowance for credit losses of US$3,469 and US$11,749 as of December 31, 2019 and 2020, respectively	143,142,000	143,971,000
Rebates receivable	10,964,000	5,603,000
Prepaid media costs	34,528,000	25,565,000
Other current assets	14,138,000	8,983,000
Total current assets	321,176,000	245,393,000
Non-current assets
Deferred tax assets	953,000	1,033,000
Property and equipment, net	1,113,000	536,000
Investment in an equity investee	460,000	158,000
Prepayments for long-term investments	2,924,000	1,000,000
Other long-term investments	8,651,000	1,503,000
Intangible assets, net	56,431,000	4,418,000
Goodwill	74,419,000	65,710,000
Right-of-use assets	3,421,000	1,656,000
Other assets	567,000	109,000
Total non-current assets	148,939,000	76,123,000
Total assets	470,115,000	321,516,000
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity (“VIE”) and its subsidiaries without recourse to the Company of US$27 and US$371 as of December 31, 2019 and 2020, respectively)	43,140,000	66,161,000
Deferred revenue (including deferred revenue of the consolidated VIE and its subsidiaries without recourse to the Company of US$866 and US$644 as of December 31, 2019 and 2020, respectively)	28,199,000	27,089,000
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,802 and US$1,519 as of December 31, 2019 and 2020, respectively)	29,331,000	19,937,000
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$86 and US$298 as of December 31, 2019 and 2020, respectively)	1,955,000	1,114,000
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$Nil and US$457 as of December 31, 2019 and 2020, respectively)	56,040,000	36,851,000
Convertible notes at fair value		49,008,000
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of US$Nil and US$483 as of December 31, 2019 and 2020, respectively)	4,182,000	3,780,000
Total current liabilities	162,847,000	203,940,000
Non-current liabilities
Contingent consideration payable	7,755,000
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$25 and US$186 as of December 31, 2019 and 2020, respectively)	1,373,000	706,000
Deferred tax liabilities (including deferred liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$187 and US$146 as of December 31, 2019 and 2020, respectively)	14,156,000	1,865,000
Other liabilities	4,896,000	449,000
Total non-current liabilities	28,180,000	3,020,000
Total liabilities	191,027,000	206,960,000
Commitments and contingencies
Equity
Treasury shares (1,744,873 and 2,396,372 shares as of December 31, 2019 and 2020, respectively)	(10,341,000)	(4,858,000)
Additional paid-in capital	492,400,000	305,344,000
Statutory reserves	81,000	81,000
Accumulated other comprehensive losses	(2,478,000)	(7,479,000)
Accumulated deficit	(207,606,000)	(191,016,000)
Total iClick Interactive Asia Group Limited shareholders’ equity	272,102,000	102,101,000
Non-controlling interests	6,986,000	12,455,000
Total equity	279,088,000	114,556,000
Total liabilities and equity	470,115,000	321,516,000
Ordinary Shares - Class A
Equity
Ordinary shares	41,000	24,000
Ordinary Shares - Class B
Equity
Ordinary shares	$ 5,000	$ 5,000